Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Units
Outstanding, beginning of period (in shares)	317,432	186,643
Granted (in shares)	435,128	254,109
Vested and exercised (in shares)	(44,186)	(50,384)
Forfeited/expired (in shares)	(229,731)	(72,936)
Outstanding, end of period (in shares)	478,643	317,432
Units outstanding and exercisable, end of period (in shares)	0	0
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 24.15	$ 29.80
Granted (in Canadian dollars per share)	13.78	18.32
Vested and exercised (in Canadian dollars per share)	38.76	31.94
Forfeited/expired (in Canadian dollars per share)	19.26	12.77
Outstanding, end of period (in Canadian dollars per share)	15.68	24.15
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 0	$ 0